Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Contract liabilities [abstract]
Summary of Contract Liabilities

	Consolidated
	31 December 2023	31 December 2022
	US$	US$

Current - Contract liabilities – Hardware sales contracts	324,131	285,221
Non-current – Contract liabilities – Grant funding	3,000,000	3,000,000
	3,324,131	3,285,221